Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes
Income Taxes

(20)Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

•	In 2008, TianweiYingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, TianweiYingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013. In 2014, Tianwei Yingli renewed its HNTE qualification again, which extended its entitlement to the preferential income tax rate of 15% to 2016.

•

Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2011 to 2013. In 2014, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2014 to 2016.

•

In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Subject to reapplication or renewal, TianweiYingli, Yingli China and Yingli Hainan’s HNTE status will enable them to continue to enjoy the preferential income tax rate.  Management believes that these subsidiaries meet all the criteria for the reapplication of HNTE status.

•

In 2013, Yingli Tianjin, YingliLixian and YingliHengshui were recognized by the Chinese government as HNTE under the new EIT law and its relevant regulations, which entitled them to the preferential income tax rate of 15% from 2013 to 2015.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

•

Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy South East Europe GmbH (formerly known as Yingli Green Energy Greece Sales GmbH) (“Yingli South East Europe”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli South East Europe are subject to a trade income tax rate of 17.15% and 12.775%, respectively. The aggregate statutory income tax rate in Yingli Europe and Yingli South East Europe are 32.975% and 28.6%, respectively.

•

Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of profit/(loss) before income taxes for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Cayman Islands	(197,133)	(220,079)	(319,552)	(51,502)
PRC	(2,935,315)	(1,868,948)	(884,440)	(142,546)
U.S.	(46,550)	56,678	28,700	4,626
Other foreign countries	(218,631)	8,476	(136,320)	(21,971)
Total loss before income taxes	(3,397,629)	(2,023,873)	(1,311,612)	(211,393)

Income tax expense/(benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Current tax expense:
PRC	285	49,655	67,776	10,925
U.S.	4,503	77	22,536	3,632
Other foreign countries	9,622	11,909	387	62
Total current income tax expense	14,410	61,641	90,699	14,619
Deferred income tax expense/(benefit):
PRC	(219,143)	(19,679)	(7,500)	(1,209)
U.S.	—	—	(2,922)	(471)
Other foreign countries	(1,009)	(10,937)	9,446	1,522
Sub-total	(220,152)	(30,616)	(976)	(158)
Total income tax expense/(benefit)	(205,742)	31,025	89,723	14,461

Reconciliation between the provision for income tax computed applying the statutory CIT and the Group’s effective tax rate:

	2012	2013	2014
	RMB	RMB	RMB

Computed expected tax expense/(benefit)	(25)%	(25)%	(25)%
PRC tax rate differential, preferential rate	6.35%	6.85%	4.48%
Tax rate differential for non-PRC entities	3.21%	2.84%	7.19%
Tax rate change	3.68%	0.64%	0.00%
Tax holiday	0.00%	(0.79)%	(0.08)%
Research and development tax credit	(1.11)%	(1.04)%	(2.03)%
Non-deductible expenses:	0.00%	0.00%	0.00%
Staff welfare in excess of allowable limits	0.22%	0.08%	0.17%
Share based compensation	0.26%	0.20%	0.67%
Entertainment expenses	0.06%	0.10%	0.10%
Change in valuation allowance	5.73%	17.44%	15.88%
Dividend withholding tax	0.28%	0.10%	(0.04)%
Others	0.27%	0.12%	5.50%
Actual income tax expense/(benefit)	(6.05)%	1.54%	6.84%

For the year ended December 31, 2014, the Company recorded an out of period adjustment to increase income tax expense that is immaterial to the current and prior years in the amount of RMB34,352(US$5,537)

Without the tax holiday the Company’s net loss attributable to Yingli Green Energy would have increased by RMB nil, RMB15,030 and RMB 1,055 (US$ 169) for the years ended December 31, 2012, 2013 and 2014. Basic and diluted loss per share for the years ended December 31, 2012, 2013 and 2014 would have increased by nil, RMB0.10 and RMB 0.01 (US$ 0.002).

The income tax recoverable was RMB 25,140 and RMB 49,384 (US$ 7,959) as of December 31, 2013 and 2014, which were included in prepaid expenses and other current assets in the consolidated balance sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2013	2014
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	59,631	61,282	9,877
Inventories	7,035	6,491	1,046
Employee benefits	10,018	18,950	3,054
Accrued warranty	105,842	111,805	18,020
Property, plant and equipment and fixed asset related subsidies	617,045	666,472	107,416
Change in fair value of derivative instruments	552	—	—
Net operating loss carryforwards	876,685	950,613	153,211
Investment loss	3,178	6,946	1,119
Provision for inventory purchase commitment	199,782	199,782	32,199
Total gross deferred income tax assets	1,879,768	2,022,341	325,942
Valuation allowance	(1,174,988)	(1,311,342)	(211,350)
Net deferred income tax assets	704,780	710,999	114,592
Gross deferred income tax liabilities:
Property, plant and equipment	(19,296)	(32,250)	(5,198)
Intangible assets	(8,804)	(8,804)	(1,419)
Withholding income tax	(4,856)	(4,301)	(693)
Total gross deferred income tax liabilities	(32,956)	(45,355)	(7,310)

Net deferred income tax assets	671,824	665,644	107,282

	Year ended December 31,
	2013	2014
	RMB	RMB	US$

Current deferred income tax assets, included in prepaid expenses and other current assets	114,357	465,961	75,099
Non-current deferred income tax assets, included in other assets	576,628	212,788	34,295
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(4,856)	(4,301)	(693)
Non-current deferred income tax liabilities, included in other liabilities	(14,305)	(8,804)	(1,419)
Net deferred income tax assets	671,824	665,644	107,282

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 5,059,616 (US$815,462) as of December 31, 2014, of which RMB 49,918 RMB 630,405, RMB 2,227,446, RMB 1,476,108 and RMB 675,739 will expire if unused by December 31, 2015, 2016, 2017, 2018 and 2019, respectively.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Balance at the beginning of the year	627,295	822,010	1,174,988	189,374
Additions of valuation allowance	244,809	474,397	159,355	25,683
Reduction of valuation allowance	(50,094)	(121,419)	(23,001)	(3,707)
Balance at the end of the year	822,010	1,174,988	1,311,342	211,350

In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2014, the Company recognized net deferred income tax assets of RMB665,644 (US$107,282), primarily relate to the tax benefits of (i) RMB199,782 (US$32,199) in provision for inventory purchase commitment, which expire in varying amounts upon the settlement of the contingency on the long term purchase commitment provision with the major polysilicon suppliers; (ii) RMB428,790 (US$69,108) in impairment of property, plant and equipment and gross tax loss carry forwards, which expire in various amounts between 2015 and 2019. The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards and at the time the provision for inventory purchase commitment is tax deductible. Management believes it is more likely than not that the Company will realize the benefits of deferred income tax assets, net of the existing valuation allowances as of December 31, 2013 and 2014. The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2014, the Company has not recognized a deferred income tax liability of RMB131,309 (US$21,163) for the undistributed earnings of RMB1,313,089(US$211,632) generated by the PRC subsidiaries as of December 31, 2014 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.

For each of the years ended December 31, 2012, 2013 and 2014, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$ 17).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2009 to 2014 are open to examination by the relevant tax authorities.